EQUITY (Schedule of Amounts Outstanding Under Employee Share Incentive Plan) (Details)	12 Months Ended
	Dec. 31, 2024 Share ₪ / shares	Dec. 31, 2023 Share ₪ / shares	Dec. 31, 2022 Share ₪ / shares
Number of options
Outstanding at beginning of year	150,429,825
Outstanding at end of year	141,634,245	150,429,825
Employees and Directors [Member]
Number of options
Outstanding at beginning of year	150,429,825	89,871,858	40,956,214
Granted	23,190,000	64,855,380	53,696,305
Expired	(3,825,990)	(1,379,640)	(1,496,168)
Forfeited	(27,389,565)	(2,424,535)	(3,121,894)
Exercised	(770,025)	(493,238)	(162,599)
Outstanding at end of year	141,634,245	150,429,825	89,871,858
Exercisable at end of year	88,080,600	51,970,635	26,663,961
Weighted average exercise price (in NIS)
Outstanding at beginning of year | ₪ / shares	₪ 0.32	₪ 0.44	₪ 0.7
Granted | ₪ / shares	0.2	0.18	0.27
Expired | ₪ / shares	0.53	0.68	0.98
Forfeited | ₪ / shares	(0.23)	(0.21)	(0.73)
Exercised | ₪ / shares	0.14	0.22	0.1
Outstanding at end of year | ₪ / shares	0.32	0.32	0.44
Exercisable at end of year | ₪ / shares	₪ 0.4	₪ 0.54	₪ 0.78